Employee Benefits (Details) - Schedule of employee benefits - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Employee Benefits Abstract
Short-term employee benefits	$ 128,580	$ 100,517
Benefits to employees for contract termination	10,735	6,446
Share-based employee benefits
Total	$ 139,315	$ 106,963